TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042               HV-6779 - PremierSolutions Standard (Series A-II)

333-151805       HV-6778 - Premier Innovations(SM) (Series II)

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Supplement dated July 1, 2019 to your Prospectus

INVESTMENT ADVISER CHANGE

a)                                    Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OFI Global Asset Management, Inc. as Investment Adviser for the below Funds.  Additionally, OppenheimerFunds, Inc. is no longer the Sub-Adviser to the Funds.

Invesco Oppenheimer Developing Markets Fund – Class A

Invesco Oppenheimer Equity Income Fund – Class A

Invesco Oppenheimer Global Fund – Class A

Invesco Oppenheimer Global Opportunities Fund – Class A

Invesco Oppenheimer Global Strategic Income Fund – Class A

Invesco Oppenheimer Gold & Special Minerals Fund – Class A

Invesco Oppenheimer Intermediate Income Fund– Class A

Invesco Oppenheimer International Bond Fund – Class A

Invesco Oppenheimer International Diversified Fund – Class A

Invesco Oppenheimer International Growth Fund – Class A

Invesco Oppenheimer Main Street All Cap Fund® – Class A

Invesco Oppenheimer Main Street Mid Cap Fund® – Class A

Invesco Oppenheimer Mid Cap Value Fund – Class A

Invesco Oppenheimer Real Estate Fund – Class A

Invesco Oppenheimer Rising Dividends Fund – Class A

b)                                   Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OFI Global Institutional, Inc. as Sub-Adviser for the below Funds.

MassMutual Premier International Equity Fund- Class R4

MassMutual Premier Main Street Fund – Class R4

MassMutual Premier Small Cap Opportunities Fund – Class R4

MassMutual Premier Strategic Emerging Markets Fund – Class R4

MassMutual Select Small Cap Growth Equity Fund – Class R4

c)                                    Effective as of the close of business on May 24, 2019, Invesco Advisers, Inc., replaced OppenheimerFunds, Inc. as Sub-Adviser for the MassMutual Premier Global Fund.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.